Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Consolidated Statements of Earnings [Abstract]
Sales (note 22)		$ 269,546	$ 243,301	$ 232,583
Cost of sales	[1]	105,004	94,329	87,066
Selling and administrative		98,794	86,256	82,169
Net research and development		57,154	47,168	42,687
Depreciation of property, plant and equipment		5,444	3,902	3,814
Amortization of intangible assets		10,327	3,289	1,172
Change in fair value of cash contingent consideration		(670)	(383)	0
Interest and other (income) expense		1,378	303	(828)
Foreign exchange (gain) loss		(1,309)	978	(161)
Share in net loss of an associate (note 3)		2,080	0	0
Gain on deemed disposal of the investment in an associate (note 3)		(2,080)	0	0
Earnings (loss) before income taxes		(6,576)	7,459	16,664
Income taxes (note 20)		5,678	6,608	7,764
Net earnings (loss) for the year		(12,254)	851	8,900
Net loss for the year attributable to non-controlling interest		(352)	0	0
Net earnings (loss) for the year attributable to parent interest		$ (11,902)	$ 851	$ 8,900
Basic net earnings (loss) attributable to parent interest per share (in dollars per share)		$ (0.22)	$ 0.02	$ 0.17
Diluted net earnings (loss) attributable to parent interest per share (in dollars per share)		$ (0.22)	$ 0.02	$ 0.16
Basic weighted average number of shares outstanding (in shares)		54,998	54,423	53,863
Diluted weighted average number of shares outstanding (note 21) (in shares)		54,998	55,555	54,669

[1]	The cost of sales is exclusive of depreciation and amortization, shown separately.